Financial risk management - Schedule of outstanding energy trading operations (Details) - Price risk - Electricity trading [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Scenarios for sensitivity analysis
Unrealized loss from electricity trading	R$ (248,123)	R$ (189,018)
Probable
Scenarios for sensitivity analysis
Unrealized loss from electricity trading	(248,123)
25% [member]
Scenarios for sensitivity analysis
Unrealized loss from electricity trading	(244,212)
50% [member]
Scenarios for sensitivity analysis
Unrealized loss from electricity trading	(240,302)
(25)% [member]
Scenarios for sensitivity analysis
Unrealized loss from electricity trading	(252,034)
(50%) [member]
Scenarios for sensitivity analysis
Unrealized loss from electricity trading	R$ (255,942)